Acquisition of Jiangsu Jiajing (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 18, 2013 Jiangsu Jiajing [Member]	Dec. 31, 2013 Jiangsu Jiajing [Member]	Dec. 31, 2013 Jiangsu Jiajing [Member]	Dec. 31, 2012 Jiangsu Jiajing [Member]	Sep. 25, 2013 Jiangsu Jiajing [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired								100.00%
Total consideration:
Cash consideration				$ (93,130,411)
Cash and cash equivalents acquired				308,157
Net outflow of cash and cash equivalents	(91,342,920)	0	0	(92,822,254)
Effect of exchange rate changes on cash and cash equivalents	10,287,380	1,401,530	12,902,664	1,479,334
Analysis of the cash flows in respect of the acquisition				(91,342,920)
Total purchase price				93,130,411
Net identifiable assets acquired:
Cash and cash equivalents				308,157
Other receivables				166,444
Real estate property under development				224,212,305
Goodwill				1,574,319
Furniture and fixtures, and vehicles				173,357
Current liabilities				(48,446,162)
Deferred tax liabilities				(84,858,009)
Net assets acquired				93,130,411
Pro forma information
Revenue					21,651,431
Cost of revenue					17,218,614
Gross profit					4,432,817
Net income					2,137,735
Unaudited pro forma consolidated financial information
Revenue						897,738,056	914,798,552
Cost of revenue						598,691,478	634,763,270
Gross profit						299,046,578	280,035,282
Operating expenses						87,656,183	56,941,422
Net income						$ 123,920,280	$ 156,824,594
Earnings per basic share						$ 0.85	$ 1.09
Earnings per diluted share						$ 0.83	$ 1.08